Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of supplemental cash flow and other information related to leases

	Year ended December 31,
(in $ millions)	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operating activities related to operating leases	$30	$30	$31
Cash used in financing activities related to finance leases	$2	$2	$—

ROU assets obtained in exchange for lease obligations:
Operating lease	$21	$9	$21
Finance lease	$1	$—	$5

Additions to ROU assets on account of business acquisitions
Operating lease	$—	$20	$—

Schedule of undiscounted future payments for finance lease liabilities

	2022	2021	2020
Weighted average remaining lease term:
Operating leases	6.19 years	5.36 years	4.3 years
Finance leases	1.2 years	1.7 years	2.7 years

Weighted average discount rate:
Operating lease	8.42%	7.15%	5.02%
Finance lease	5.08%	3.56%	3.56%

Schedule of undiscounted future payments for operating lease liabilities

(in $ millions)	Finance lease liabilities	Operating lease liabilities
2023	$2	$22
2024	—	20
2025	—	16
2026	—	11
2027	—	7
Thereafter	—	27
Total undiscounted future payments	2	103
Less: Interest cost included	—	(25)
Total lease liabilities	2	78
Less: Current portion of lease liabilities	2	(17)
Long-term portion of lease liabilities	$—	$61